SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation (Details)	9 Months Ended
Sep. 30, 2022 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segment	1